Summary Of Operating Segments (Details) - USD ($)	3 Months Ended												12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Interest income	$ 11,868,000	$ 11,269,000	$ 10,871,000	$ 10,596,000	$ 10,417,000	$ 10,080,000	$ 10,022,000	$ 9,683,000	$ 9,662,000	$ 9,688,000	$ 8,574,000	$ 8,447,000	$ 44,603,997	$ 40,201,856	$ 36,370,782
Interest expense	1,176,000	1,202,000	1,016,000	922,000	804,000	793,000	806,000	804,000	791,000	833,000	726,000	623,000	4,315,335	3,207,448	2,972,807
Net interest income (loss)	10,692,000	10,067,000	9,855,000	9,674,000	9,613,000	9,287,000	9,216,000	8,879,000	8,871,000	8,855,000	7,848,000	7,824,000	40,288,662	36,994,408	33,397,975
Provision (credit) for loan losses	88,000	143,000	204,000	190,000	10,000	250,000	0	150,000	152,000	631,000	277,000	358,000	625,271	410,069	1,418,260
Net interest income (loss) after provision for loan losses	10,604,000	9,924,000	9,651,000	9,484,000	9,603,000	9,037,000	9,216,000	8,729,000	8,719,000	8,224,000	7,571,000	7,466,000	39,663,391	36,584,339	31,979,715
Non-interest income	2,705,000	3,099,000	2,961,000	2,484,000	1,903,000	1,982,000	1,854,000	1,850,000	2,055,000	2,021,000	2,055,000	1,672,000	11,247,334	7,588,532	7,803,468
Non-interest expense	10,132,000	9,416,000	8,921,000	8,395,000	8,275,000	7,977,000	8,092,000	7,818,000	8,051,000	8,071,000	7,384,000	7,227,000	36,861,699	32,161,122	30,733,608
Income (loss) before income taxes													14,049,026	12,011,749	9,049,575
Income tax (benefit) expense	870,000	1,049,000	1,042,000	969,000	873,000	815,000	793,000	732,000	682,000	641,000	629,000	484,000	3,930,339	3,213,047	2,435,879
Net income (loss)	2,307,000	$ 2,558,000	$ 2,649,000	$ 2,604,000	2,358,000	$ 2,227,000	$ 2,185,000	$ 2,029,000	2,041,000	$ 1,533,000	$ 1,613,000	$ 1,427,000	10,118,687	8,798,702	6,613,696
Total Assets	1,277,367,246				1,145,130,719				1,093,768,000				1,277,367,246	1,145,130,719	1,093,768,000
Net Loans	867,054,000				772,515,000				700,540,000				867,054,000	772,515,000	700,540,000
Commercial/Retail Bank
Segment Reporting Information [Line Items]
Interest income													43,785,000	39,422,000	35,506,000
Interest expense													3,679,000	2,727,000	2,482,000
Net interest income (loss)													40,106,000	36,695,000	33,024,000
Provision (credit) for loan losses													667,000	410,000	1,401,000
Net interest income (loss) after provision for loan losses													39,439,000	36,285,000	31,623,000
Non-interest income													6,989,000	6,513,000	5,986,000
Non-interest expense													31,369,000	29,786,000	28,034,000
Income (loss) before income taxes													15,059,000	13,012,000	9,575,000
Income tax (benefit) expense													4,386,000	3,618,000	2,586,000
Net income (loss)													10,673,000	9,394,000	6,989,000
Total Assets	1,254,476,000				1,123,240,000				1,075,439,000				1,254,476,000	1,123,240,000	1,075,439,000
Net Loans	851,947,000				755,077,000				685,563,000				851,947,000	755,077,000	685,563,000
Mortgage Banking Division
Segment Reporting Information [Line Items]
Interest income													812,000	774,000	860,000
Interest expense													414,000	296,000	310,000
Net interest income (loss)													398,000	478,000	550,000
Provision (credit) for loan losses													(42,000)	0	17,000
Net interest income (loss) after provision for loan losses													440,000	478,000	533,000
Non-interest income													4,258,000	1,075,000	1,452,000
Non-interest expense													3,342,000	1,245,000	1,443,000
Income (loss) before income taxes													1,356,000	308,000	542,000
Income tax (benefit) expense													380,000	82,000	146,000
Net income (loss)													976,000	226,000	396,000
Total Assets	21,400,000				20,681,000				17,147,000				21,400,000	20,681,000	17,147,000
Net Loans	13,477,000				14,665,000				14,977,000				13,477,000	14,665,000	14,977,000
Holding Company
Segment Reporting Information [Line Items]
Interest income													7,000	6,000	5,000
Interest expense													222,000	185,000	181,000
Net interest income (loss)													(215,000)	(179,000)	(176,000)
Provision (credit) for loan losses													0	0	0
Net interest income (loss) after provision for loan losses													(215,000)	(179,000)	(176,000)
Non-interest income													0	0	365,000
Non-interest expense													2,151,000	1,129,000	1,256,000
Income (loss) before income taxes													(2,366,000)	(1,308,000)	(1,067,000)
Income tax (benefit) expense													(836,000)	(487,000)	(296,000)
Net income (loss)													(1,530,000)	(821,000)	(771,000)
Total Assets	1,491,000				1,210,000				1,182,000				1,491,000	1,210,000	1,182,000
Net Loans	$ 0				$ 0				$ 0				$ 0	$ 0	$ 0